1. Description of Business and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Description Of Business And Summary Of Significant Accounting Policies Details
Allowance for doubtful accounts			$ 383,503	$ 356,597
Impairment write-down of goodwill	$ 0	$ 0	0	6,363,630
Goodwill	$ 15,676,246		15,676,246	4,352,177
Net of accumulated impairment			16,969,662	16,969,662
Intangible assets gross			7,245,112	664,648
Accumulated amortization of intangible assets			1,735,470	513,025
Amortization expense on intangible assets			$ 1,222,446	$ 222,476